Summary of Significant Accounting Policies (Details) (USD $)	3 Months Ended		12 Months Ended
	Oct. 31, 2014	Oct. 31, 2013	Jul. 31, 2014	Jul. 31, 2013
Accounting Policies [Line Items]
Allowance for Doubtful Accounts Receivable			$ 0	$ 0
Impairment of Long-Lived Assets Held-for-use	0	0	0	551,000
Other income			$ 182,000
Incremental Common Shares Attributable to Call Options and Warrants			6,136,355	1,877,876
Minimum [Member]
Accounting Policies [Line Items]
Estimated useful lives of property, plant and equipment			P3Y
Maximum [Member]
Accounting Policies [Line Items]
Estimated useful lives of property, plant and equipment			P10Y